CONVERTIBLE NOTE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Ordinary shares [Member] CNY	Dec. 31, 2013 Class B Ordinary shares [Member] Ordinary shares [Member]	Oct. 21, 2013 Convertible Debt Securities [Member] USD ($)	Dec. 31, 2014 Convertible Debt Securities [Member]
Debt Instrument [Line Items]
Convertible debt, aggregate principal amount								$ 20,000
Convertible debt, maturity date								Jun. 30, 2014
Convertible debt, interest rate								10.00%
Convertible debt, interest rate in event of default								13.00%
Conversion price per share, percentage									80.00%
Shares issued upon conversion of debt			25,000	153,325		6
Conversion of convertible note to ordinary shares							19,230,769
Interest expense				3,933
Change in fair value of redemption feature				26,809
Gain loss on extinguishment of debt				30,742